UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Jennison Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	11/30/2005

Date of reporting period:	2/28/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Jennison Sector Funds, Inc.        Jennison Financial Services Fund

Schedule of Investments as of February 28, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.0%
COMMON STOCKS
Capital Markets 21.9%
66,100	Affiliated Managers Group, Inc.(a)(b)	$4,280,636
160,200	Ameritrade Holding Corp.(a)	1,702,926
44,600	Charles Schwab Corp. (The)(b)	468,300
32,600	Goldman Sachs Group, Inc.	3,546,880
55,600	Lehman Brothers Holdings, Inc.	5,069,608
128,400	Mellon Financial Corp.	3,682,512
85,500	Merrill Lynch & Co., Inc.	5,008,590
31,700	Morgan Stanley	1,790,099
28,000	National Financial Partners Corp.	1,106,000

		26,655,551

Commercial Banks 10.4%
164,718	Bank of America Corp.	7,684,095
142,600	Bank of the Ozarks, Inc.(b)	4,919,700

		12,603,795

Commercial Services & Supplies 1.4%
51,800	Paychex, Inc.	1,653,974

Consumer Finance 15.0%
51,200	Alliance Data Systems Corp.(a)(b)	2,019,840
110,800	American Express Co.	5,999,820
79,100	Capital One Financial Corp.(b)	6,065,388
120,500	Nelnet, Inc. Class A(a)	4,107,845

		18,192,893

Diversified Financial Services 8.3%
211,880	Citigroup, Inc.	10,110,914

Household Durables 7.7%
21,200	Lennar Corp., (Class A)	1,289,384
76,500	Standard Pacific Corp.	6,120,000
56,400	WCI Communities, Inc.(a)	1,957,080

		9,366,464

Insurance 14.8%
40,500	Ambac Financial Group, Inc.	3,150,090
167,204	American International Group, Inc.	11,169,227
23,600	Assured Guaranty Ltd.	446,984
20,700	Platinum Underwriters Holdings Ltd.	641,700
65,300	Willis Group Holdings Ltd.	2,582,615

		17,990,616

Real Estate Investment Trust 6.4%
137,900	Redwood Trust, Inc.	7,852,026

Jennison Sector Funds, Inc.        Jennison Financial Services Fund

Schedule of Investments as of February 28, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Thrifts & Mortgage Finance 8.1%
157,998	Countrywide Financial, Inc.	5,490,430
37,300	First Niagara Financial Group, Inc.	510,637
63,000	Freddie Mac	3,906,000

		9,907,067

	Total long-term investments (cost $93,237,364)	114,333,300

SHORT-TERM INVESTMENTS 18.8%
Money Market Mutual Fund 18.7%
22,713,230	Dryden Core Investment Fund - Taxable Money Market Series (c) (cost $22,713,230)	22,713,230

Principal Amount (000)
U.S. Treasury Security 0.1%
$105	United States Treasury Bills
	2.49%, 6/23/05	104,081
	(cost $104,182)

	Total short-term investments (cost $22,817,412)	22,817,311

	Total Investments 112.8% (cost $116,054,776) (d)	137,150,611
	Liabilities in excess of other assets (12.8%)	(15,568,161)

	Net Assets 100%	$121,582,450

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $14,686,081; cash collateral of $15,067,586 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan. (see Notes to Schedule of Investments)

(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 116,667,484	$21,280,866	$797,739	$20,483,127

The differences between book and tax basis is attributable to deferred losses on wash sales.

Jennison Sector Funds, Inc.        Jennison Health Sciences Fund

Schedule of Investments as of February 28, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 93.0%
COMMON STOCKS 92.8%
Biotechnology 29.4%
533,333	Acorda Therapeutics, Inc. Private Placement (cost $3,999,998; purchased 3/2/04)(a)(b)(c)	$2,266,665
156,764	Amgen, Inc.(a)(e)	9,658,230
1,500,000	Axonyx, Inc.(a)(e)	2,475,000
240,000	Bioenvision, Inc.(a)	1,836,000
478,200	Celgene Corp.(a)(e)	13,090,725
250,000	DOV Pharmaceutical, Inc.(a)(e)	3,755,000
550,000	Encysive Pharmaceuticals, Inc.(a)	6,061,000
215,500	Genentech, Inc.(a)(e)	10,171,600
149,900	Gilead Sciences, Inc.(a)	5,179,045
238,800	Human Genome Sciences, Inc.(a)	2,665,008
225,000	Icagen, Inc.(a)(e)	1,667,250
105,900	Idenix Pharmaceuticals, Inc.(a)(e)	2,026,926
120,000	Incyte Corp.(a)(e)	1,047,600
1,900,000	Insmed, Inc.(a)(e)	2,451,000
450,000	Keryx Biopharmaceuticals, Inc.(a)	5,850,000
1,500,000	La Jolla Pharmaceutical Co.(a)(e)	2,085,000
306,515	Myogen, Inc.(a)	2,562,465
400,000	Nuvelo, Inc.(a)	3,108,000
369,600	Onyx Pharmaceuticals, Inc.(a)	10,696,224
292,700	Progenics Pharmaceuticals, Inc.(a)(e)	6,796,494
453,300	Regeneron Pharmaceuticals, Inc.(a)	2,769,663
349,600	Telik, Inc.(a)(e)	6,600,448
150,000	Threshold Pharmaceuticals, Inc.(a)(e)	1,050,000
260,800	Transkaryotic Therapies, Inc.(a)(e)	6,008,832
274,900	Vertex Pharmaceuticals, Inc.(a)	3,172,346
350,000	Vicuron Phamaceuticals, Inc.(a)(e)	6,072,500

		121,123,021

Electronic Equipment & Instruments
2,000	Dolby Laboratories, Inc., Class A(a)	46,160

Healthcare Equipment & Supplies 8.9%
110,000	Advanced Medical Optics, Inc.(a)(e)	4,174,500
55,200	Alcon, Inc. (Switzerland)	4,763,760
30,000	Conor Medsystems, Inc.(a)	506,100
128,800	INAMED Corp.(a)	8,781,584
66,000	Kinetic Concepts, Inc.(a)(e)	4,305,180
200,000	Nektar Therapeutics(a)	3,468,000
110,500	St. Jude Medical, Inc.(a)	4,320,550
128,400	Waters Corp.(a)	6,272,340

		36,592,014

Healthcare Providers & Services 24.9%
244,100	Caremark Rx, Inc.(a)(e)	9,344,148
168,200	Cerner Corp.(a)(e)	8,763,220
125,400	CIGNA Corp.	11,386,320
135,900	Community Health Systems, Inc.(a)(e)	4,399,083

Jennison Sector Funds, Inc.        Jennison Health Sciences Fund

Schedule of Investments as of February 28, 2005 (Unaudited) Cont’d.

Shares	Description	Value
105,700	Covance, Inc.(a)	4,620,147
250,000	Humana, Inc.(a)	8,317,500
113,500	McKesson Corp.	4,238,090
151,800	Medco Health Solutions, Inc.(a)	6,742,956
250,000	PacifiCare Health Systems, Inc.(a)(e)	15,870,000
69,700	Sierra Health Services, Inc.(a)(e)	4,290,732
48,900	Triad Hospitals, Inc.(a)	2,135,463
45,600	UnitedHealth Group, Inc.(e)	4,156,896
151,600	WellPoint, Inc.(a)	18,504,296

		102,768,851

Pharmaceuticals 29.6%
550,000	Advancis Pharmaceutical Corp.(a)(e)	2,403,500
134,600	Allergan, Inc.	10,119,228
175,200	American Pharmaceutical Partners, Inc.(a)	9,155,952
675,000	AtheroGenics, Inc.(a)	11,144,250
94,100	Barr Pharmaceuticals, Inc.(a)	4,492,334
200,000	Cortex Pharmaceuticals, Inc.(a)(e)	538,000
159,100	Eli Lilly & Co.(e)	8,909,600
609,800	IVAX Corp.(a)(e)	9,750,702
200,000	MGI Pharma, Inc.(a)	4,580,000
137,400	Novartis AG (ADR) (Switzerland)(a)	6,865,878
164,900	Par Pharmaceutical Companies, Inc.(a)(e)	6,099,651
163,500	Pfizer, Inc.	4,298,415
205,800	Roche Holding AG (ADR) (Switzerland)	10,885,359
69,200	Schering AG (ADR) (Germany)	5,058,520
250,000	Sepracor, Inc.(a)(e)	16,117,500
257,600	Shire Pharmaceuticals Group PLC (ADR) (United Kingdom)(e)	8,668,240
106,400	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	3,203,704

		122,290,833

	Total common stocks (cost $332,818,646)	382,820,879

PREFERRED STOCK
200,000	GeneProt, Inc., Private Placement (Switzerland)(cost $1,100,000; purchased 7/07/00)(a)(b)(c)	0

Units
WARRANTS(a) 0.2%
48,000	Bioenvision, Inc., expiring 3/22/09 (cost $0; purchased 3/15/04)(b)(c)	116,253
700,000	Insmed, Inc., expiring 5/31/05 (cost $0; purchased 11/08/04)(b)(c)	216,710
61,303	Myogen, Inc., expiring 9/29/09 (cost $7,663; purchased 9/29/04)(b)(c)	211,695

	Total warrants (cost $7,663)	544,658

	Total long-term investments (cost $333,926,309)	383,365,537

Jennison Sector Funds, Inc.        Jennison Health Sciences Fund

Schedule of Investments as of February 28, 2005 (Unaudited) Cont’d.

Shares	Description	Value
SHORT-TERM INVESTMENTS 34.2%
Money Market Mutual Fund 34.0%
140,021,072	Dryden Core Investment Fund - Taxable Money Market Series(f)
	(cost $140,021,072)	140,021,072

Principal Amount (000)
U.S. Government Securities
$105	United States Treasury Bills(d) 2.49%, 6/23/05
	(cost $104,182)	104,081

Contracts
OUTSTANDING OPTIONS PURCHASED(a) 0.2%
Call Options 0.2%
500	American Pharmaceutical Participating expiring 3/19/05 @ $50	140,000
2,000	Onyx Pharmaceuticals, Inc. expiring 4/16/05 @ $30	700,000

		840,000

Put Options
1,000	Boston Scientific Corp. expiring 3/19/05 @ $32.50	85,000

	Total outstanding options purchased (cost $1,187,440)	925,000

	Total short-term investments (cost $141,312,694)	141,050,153

	Total Investments Before Outstanding Options Written - 127.2% (cost $475,239,003)(g)	524,415,690

OUTSTANDING OPTIONS WRITTEN(a) (0.2%)
Call Options
1,000	American Pharmaceutical Participating expiring 3/19/05 @ $55	(55,000)
2,000	Onyx Pharmaceuticals, Inc. expiring 3/19/05 @ $30	(330,000)
2,000	Sepracor, Inc. expiring 3/19/05 @ $65	(420,000)

	Total outstanding options written
	(premium received $1,120,738)	(805,000)

	Total Investments, Net of Outstanding Options Written 127.0%
	(cost $474,118,265)	523,610,690
	Other liabilities in excess of other assets (27.0%)	(111,196,955)

	Net Assets 100%	$412,413,735

ADR – American Depositary Receipt.

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Indicates a restricted security and deemed illiquid. The aggregate cost of such securities is $5,107,661. The aggregate value of $2,811,323 is approximately .68% of net assets.

(d)	Percentages quoted represent yield-to-maturity as of purchase date.

(e)	All or a portion of security is on loan. The aggregate market value of such securities is $106,357,842; cash collateral of $113,027,276 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan. (see Notes to Schedule of Investments)

(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$480,418,797	$63,760,473	$19,763,580	$43,996,893

The difference between book basis and tax basis is attributable to deferred losses on wash sales and straddle deferrals.

Jennison Sector Funds, Inc.        Jennison Technology Fund

Schedule of Investments as of February 28, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.4%
COMMON STOCKS
Biotechnology 0.2%
179,400	La Jolla Pharmaceutical Co.(a)(b)	$249,366

Capital Markets 2.0%
271,100	Ameritrade Holding Corp.(a)	2,881,793

Chemicals 1.3%
31,800	Monsanto Co.	1,869,204

Commercial Services & Supplies 4.3%
213,400	Monster Worldwide, Inc.(a)(b)	6,156,590

Communications Equipment 7.9%
730,100	ADC Telecommunications, Inc.(a)	1,679,230
100,100	Comverse Technology, Inc.(a)(b)	2,323,321
238,000	ECI Telecom Ltd.(a)	1,794,520
63,700	Juniper Networks, Inc.(a)(b)	1,372,098
98,400	QUALCOMM, Inc.	3,553,224
9,300	Research In Motion Ltd.(a)	614,823

		11,337,216

Computers & Peripherals 8.7%
37,200	Apple Computer, Inc.(a)	1,668,792
226,200	Brocade Communications Systems, Inc.(a)	1,402,440
55,100	Diebold, Inc.(b)	2,940,687
85,700	Emulex Corp.(a)	1,448,330
18,800	International Business Machines Corp.	1,740,504
600	Lexmark International, Inc.(a)	48,078
85,800	NCR Corp.(a)	3,345,342

		12,594,173

Diversified Financial Services 0.6%
4,200	Chicago Mercantile Exchange	867,804

Electronic Equipment & Instruments 6.0%
59,446	Agilent Technologies, Inc.(a)(b)	1,426,704
28,300	Amphenol Corp., Class A(a)	1,129,170
1,100	Dolby Laboratories, Inc., Class A(a)	25,388
176,300	Symbol Technologies, Inc.	3,125,799
82,800	Trimble Navigation Ltd.(a)	2,982,456

		8,689,517

Healthcare Equipment & Supplies 2.6%
76,300	Waters Corp.(a)	3,727,255

Healthcare Providers & Services 3.9%
100,400	Cerner Corp.(a)(b)	5,230,840
61,800	WebMD Corp.(a)(b)	465,972

		5,696,812

Jennison Sector Funds, Inc.        Jennison Technology Fund

Schedule of Investments as of February 28, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Household Durables 1.1%
13,900	Harman International Industries, Inc.	1,559,163

Internet & Catalog Retail 2.4%
81,200	eBay, Inc.(a)	3,478,608

Internet Software & Services 14.7%
334,900	Akamai Technologies, Inc.(a)(b)(e)	3,687,249
157,900	Ariba, Inc.(a)	1,438,469
149,000	Digitas, Inc.(a)	1,475,100
22,300	Equinix, Inc.(a)(b)	976,517
19,300	Google, Inc., Class A(a)(b)	3,628,207
176,200	Internet Capital Group, Inc.(a)	1,465,984
200,000	iVillage, Inc.(a)	1,150,000
90,300	VeriSign, Inc.(a)	2,476,026
151,500	Yahoo!, Inc.(a)	4,888,905

		21,186,457

IT Services 3.2%
94,600	CheckFree Corp.(a)(b)	3,645,884
59,900	CSG Systems International, Inc.(a)	1,024,290

		4,670,174

Media 2.5%
369,100	Sirius Satellite Radio, Inc.(a)(b)	2,055,887
48,000	XM Satellite Radio Holdings, Inc., Class A(a)(b)	1,582,080

		3,637,967

Semiconductors & Semiconductor Equipment 12.1%
104,000	Altera Corp.(a)(b)	2,156,960
83,200	Applied Materials, Inc.(a)	1,456,000
180,100	Intel Corp.	4,318,798
47,700	International Rectifier Corp.(a)	2,098,800
62,300	Marvell Technology Group Ltd. (Bermuda)(a)	2,279,557
50,100	Maxim Integrated Products, Inc.(b)	2,155,302
119,900	MEMC Electronic Materials, Inc.(a)(b)	1,556,302
127,500	Micron Technology, Inc.(a)	1,466,250

		17,487,969

Software 22.6%
56,700	Adobe Systems, Inc.	3,501,225
168,600	Amdocs Ltd. PLC (United Kingdom)(a)	4,948,410
48,300	Autodesk, Inc.	1,435,476
175,200	BEA Systems, Inc.(a)	1,454,160
133,300	Business Objects SA ADR(a)(b)	3,727,068
100,800	Cognos, Inc. (Canada)(a)	4,325,328
46,500	Electronic Arts, Inc.(a)(b)(e)	2,998,785
80,000	Intuit, Inc.(a)(b)	3,424,000
67,300	JAMDAT Mobile, Inc.(a)(b)	1,144,100
40,000	Mercury Interactive Corp.(a)(b)	1,835,200
22,000	NAVTEQ Corp.(a)	961,400

Jennison Sector Funds, Inc.        Jennison Technology Fund

Schedule of Investments as of February 28, 2005 (Unaudited) Cont’d.

Shares	Description	Value
99,400	Salesforce.com, Inc.(a)	1,596,364
30,400	SAP AG ADR (Germany)(b)	1,232,720

		32,584,236

Wireless Telecommunication Services 3.3%
150,600	Alamosa Holdings, Inc.(a)(b)	1,918,644
49,900	NII Holdings, Inc.(a)	2,855,278

		4,773,922

	Total long-term investments (cost $124,796,040)	143,448,226

SHORT-TERM INVESTMENT 32.2%
Money Market Mutual Fund
46,551,057	Dryden Core Investment Fund - Taxable Money Market Series(c)
	(cost $46,551,057)	46,551,057

	Total Investments, Before Outstanding Options Written 131.6%
	(cost $171,347,097)(d)	189,999,283

Contracts
OUTSTANDING OPTIONS WRITTEN
Call Options
169	Akamai Technologies, Inc., expiring 5/21/05 @ $15	(2,535)
52	Electronic Arts, Inc., expiring 3/19/05 @ $65	(8,580)

	Total outstanding options written (premium received $26,766)	(11,115)

	Total Investments, Net of Outstanding Options Written 131.6%
	(cost $171,320,331)	189,988,168
	Other liabilities in excess of other assets (31.6%)	(45,637,309)

	Net Assets 100%	$144,350,859

ADR – American Depositary Receipt.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $44,675,002; cash collateral of $46,551,056 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan. (see Notes to Schedule of Investments)

(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$172,420,249	$20,805,496	$3,226,462	$17,579,034

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

(e)	All or a portion of security is segregated as collateral for open written option contracts.

Jennison Sector Funds, Inc.        Jennison Utility Fund

Schedule of Investments as of February 28, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.3%
COMMON STOCKS
Diversified Telecommunication 14.6%
518,300	ALLTEL Corp.	$29,646,760
7,772,500	BT Group PLC (United Kingdom)	31,149,700
2,838,900	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(b)	61,888,020
3,468,600	Citizens Communications Co.(b)	46,271,124
2,638,600	Deutsche Telekom AG (Germany)(a)(b)	55,273,566
1,259,000	France Telecom SA (France)	38,010,013
1,425,300	MCI, Inc.	32,425,575
13,499,000	Qwest Communications International, Inc.(a)(b)	52,646,100
3,060,550	SBC Communications, Inc.(b)	73,606,227
1,852,300	Valor Communications Group, Inc.(a)(b)	28,914,403
439,638	Verizon Communications, Inc.(b)	15,813,779

		465,645,267

Electric Utilities 28.0%
2,986,570	British Energy Group PLC (United Kingdom)(a)(b)	14,652,965
1,084,600	Cleco Corp.(b)	22,006,534
2,435,700	DPL, Inc.	62,061,636
663,800	E. ON AG (Germany)	59,726,099
2,296,700	Edison International	74,596,816
1,872,900	Endesa SA, ADR (Spain)	42,439,914
1,189,700	Entergy Corp.	82,232,064
1,491,400	Exelon Corp.(b)	67,649,904
334,200	FPL Group, Inc.	26,518,770
2,102,000	PG&E Corp.(a)(b)	73,948,360
1,637,700	PNM Resources, Inc.	42,973,248
1,137,600	PPL Corp.	62,044,704
1,876,000	Scottish and Southern Energy PLC	31,642,227
5,554,988	Scottish Power PLC (United Kingdom)	43,777,813
1,606,500	TXU Corp.(b)	122,495,625
1,659,200	Union Fenosa, S.A. (Spain)	47,675,573
611,500	Wisconsin Energy Corp.	21,231,280

		897,673,532

Electrical Equipment 0.1%
547,800	Evergreen Solar, Inc.(a)(b)	3,242,976

Energy Equipment & Services 4.0%
553,300	BJ Services Co.(b)	27,642,868
1,874,985	OPTI Canada, Inc. (Canada)(a)	42,868,961
458,600	Smith International, Inc.(a)	29,469,636
482,700	Weatherford International Ltd.(a)(b)	28,773,747

		128,755,212

Gas Utilities 10.4%
1,323,400	AGL Resources, Inc.	45,816,108
538,400	Atmos Energy Corp.	14,843,688
1,465,000	Equitable Resources, Inc.	86,947,750
446,375	Kinder Morgan, Inc.	35,785,884

Jennison Sector Funds, Inc.        Jennison Utility Fund

Schedule of Investments as of February 28, 2005 (Unaudited) Cont’d.

Shares	Description	Value
1,662,500	ONEOK, Inc.(b)	48,711,250
1,902,700	Questar Corp.	100,881,154

		332,985,834

Metals & Mining 3.0%
1,096,600	CONSOL Energy, Inc.	50,268,144
467,000	Peabody Energy Corp.	45,345,700

		95,613,844

Multi-Utilities & Unregulated Power 19.2%
10,344,600	Aquila, Inc.(a)(b)	36,930,222
2,537,300	CMS Energy Corp.(a)(b)	30,802,822
1,377,300	Constellation Energy Group, Inc.	70,889,631
763,900	Dominion Resources, Inc.	55,023,717
1,717,700	Duke Energy Corp.(b)	46,360,723
1,171,800	Energy East Corp.	30,138,696
1,315,800	NRG Energy, Inc.(a)	50,671,458
625,000	Ormat Technologies, Inc.(a)	9,700,000
342,500	Public Service Enterprise Group, Inc.(b)	18,683,375
1,428,400	Reliant Energy, Inc.(a)(b)	17,126,516
1,300,000	RWE AG (Germany)	78,926,008
469,000	SCANA Corp.	17,840,760
2,406,000	Sempra Energy(b)	96,240,000
860,000	Suez SA (France)	23,287,840
1,234,200	Vectren Corp.	33,397,452

		616,019,220

Oil & Gas 13.7%
341,500	Eni SpA, ADR (Italy)	44,736,500
583,100	Kerr-McGee Corp.	45,283,546
1,066,700	McMoRan Exploration Co.(a)(b)	22,123,358
689,500	Nexen, Inc. (Canada)	34,805,960
646,400	Southwestern Energy Co.(a)	39,430,400
1,969,900	Suncor Energy, Inc. (Canada)	76,294,895
2,058,794	Trident Resources Corp. (a)(d)(e) (cost $22,279,754; Purchased 12/4/03-8/25/04)	27,541,836
1,384,400	Western Gas Resources, Inc.	51,222,800
5,221,100	Williams Cos., Inc.	98,313,313

		439,752,608

Transportation Infrastructure 0.9%
472,000	Societe des Autoroutes Paris-Rhin-Rhone(a)	28,406,212

Wireless Telecommunication Services 5.4%
1,066,400	America Movil SA de CV, ADR (Mexico), Ser. L	62,597,680
1,388,900	Hutchison Telecommunications International Ltd., ADR (Cayman Islands)(a)(b)	22,514,069
1,526,796	Millicom International Cellular SA (Luxemburg)(a)(b)	34,246,034
1,062,100	Nextel Communications, Inc. (Class A)(a)(b)	31,257,603
890,700	Vodafone Group PLC, ADR (United Kingdom)(b)	23,416,503

		174,031,889

Jennison Sector Funds, Inc.        Jennison Utility Fund

Schedule of Investments as of February 28, 2005 (Unaudited) Cont’d.

Shares	Description	Value
	Total common stocks (cost $1,969,837,827)	3,182,126,594

WARRANT
Electric Utilities
234,297	British Energy Group PLC (United Kingdom)
	expiring 1/17/10(a)
	(cost $765,445)	756,594

	Total long-term investments (cost $1,970,603,272)	3,182,883,188

SHORT-TERM INVESTMENTS 14.9%
Money Market Mutual Fund 14.9%
476,434,376	Dryden Core Investment Fund-Taxable Money Market Series(c) (cost $476,434,376)	476,434,376

Principal Amount (000)
Repurchase Agreement
$114	State Street Bank & Trust Co. (f)	114,000
	0.60%, 3/1/05
	(cost $114,000)

	Total short-term investments (cost $476,548,376)	476,548,376

	Total Investments 114.2% (cost $ 2,447,151,648)(g)	3,659,431,564
	Liabilities in excess of other assets (14.2%)	(454,917,927)

	Net Assets 100%	$3,204,513,637

ADR – American Depositary Receipt.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $426,926,958; cash collateral of $453,005,484 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan. (see Notes to Schedule of Investments)

(d)	Fair-valued security. The aggregate value of $27,541,836 is approximately 0.9% of net assets.

(e)	Indicates security is illiquid and restricted to resale. The aggregate cost of such security is $22,279,754. The aggregate value of $27,541,836 is approximately 0.9% of net assets.

(f)	Repurchase price of $114,002, due 3/1/2005. Collateralized by $115,000 U.S. Treasury Note with a rate of 4.75%, maturity date of 5/15/14, and aggregate market value, including accrued interest, of $122,047.

(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,453,432,570	$1,230,649,274	$24,650,280	$1,205,998,994

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Health Sciences and Utility Funds held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Funds as of February 28, 2005 include registration rights. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days are valued at current market quotations.

The Funds invest in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Sector Funds, Inc.

By (Signature and Title)*	/s/ WILLIAM V. HEALEY
William V. Healey
Chief Legal Officer

Date April 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date April 25, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 25, 2005

*	Print the name and title of each signing officer under his or her signature.